PREPAID EXPENSES AND OTHER CURRENT ASSETS (Tables)	12 Months Ended
Dec. 31, 2025
Deferred Costs, Capitalized, Prepaid, and Other Assets Disclosure [Abstract]
SCHEDULE OF PREPAID EXPENSES AND OTHER CURRENT ASSETS

Prepaid expenses and other current assets consisted of the following:

	As of December 31, 2025	As of December 31, 2024
Value added tax recoverable	$12,168	-
Prepayments to suppliers	2,014,994	157,882
Deposits	39,325	41,775
Staff advance	-	7,867
Others	-	12,088
Total	$2,066,487	$219,612